Note 27 - Cash Flow Disclosures	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
27	Cash flow disclosures

		Year ended December 31,
(i)	Changes in working capital	2017	2016	2015
	Inventories	(804,415)	244,720	936,402
	Receivables and prepayments and Current tax assets	(6,662)	70,874	60,009
	Trade receivables	(259,375)	146,824	828,265
	Other liabilities	4,226	(79,046)	(123,904)
	Customer advances	17,039	(95,112)	1,171
	Trade payables	193,905	59,939	(327,958)
		(855,282)	348,199	1,373,985
(ii)	Income tax accruals less payments
	Tax accrued	(17,136)	41,441	244,505
	Taxes paid	(176,853)	(169,520)	(335,585)
		(193,989)	(128,079)	(91,080)
(iii)	Interest accruals less payments, net
	Interest accrued	(20,534)	(43,872)	(11,517)
	Interest received	50,001	60,163	56,835
	Interest paid	(17,917)	(18,858)	(18,696)
		11,550	(2,567)	26,622
(iv)	Cash and cash equivalents
	Cash at banks, liquidity funds and short - term investments	330,221	399,900	286,547
	Bank overdrafts	(131)	(1,320)	(349)
		330,090	398,580	286,198